MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Vallon - 10-K - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	May 17, 2022	Mar. 31, 2021	Dec. 31, 2022	Sep. 30, 2023	Oct. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Feb. 12, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants granted (in shares)	123,333
Warrant exercise price (in usd per share)	$ 28.146					$ 0.01
Warrant liability			$ 0	$ 18
Conversion price (in usd per share)					$ 7.00
Vallon Pharmaceuticals, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sale of stock (in shares)	123,333
Sale of stock, price per share (in usd per share)	$ 31.896
Warrant liability			$ 122				$ 0
Number of warrants exercised to alternate cashless exercise			24,666			74,000
Warrant conversion reversal			$ (782)
Conversion price (in usd per share)								$ 240.00
Expense recognized on embedded derivative		$ 89
Vallon Pharmaceuticals, Inc. | Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant conversion reversal			$ (782)